Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total Cognyte Software Ltd. Equity	Total Cognyte Software Ltd. Equity Cumulative Effect, Period of Adoption, Adjustment	Total Cognyte Software Ltd. Equity Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Former Net Parent Investment	Former Net Parent Investment Cumulative Effect, Period of Adoption, Adjustment	Former Net Parent Investment Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling Interest	Non-controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Jan. 31, 2020	$ 455,171	$ (446)	$ 454,725	$ 444,544	$ (446)	$ 444,098	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 458,467	$ (446)	$ 458,021	$ (13,923)	$ (13,923)	$ 10,627	$ 10,627
Increase (Decrease) in Stockholders' Equity
Net income (loss)	20,310			14,203											14,203					6,107
Other comprehensive (loss) income	(1,270)			(1,582)														(1,582)		312
Dividends to noncontrolling interest	(4,176)																			(4,176)
Cash dividends declared payable to parent	(35,000)			(35,000)											(35,000)
Net transfers to parent	(164,218)			(164,218)											(164,218)
Ending balance at Jan. 31, 2021	$ 270,371			257,501			0		0		0		0		273,006			(15,505)		12,870
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13 [Member]
Spin-off from Verint	$ 9,558			9,558											9,558
Net income (loss)	(10,256)			(14,890)									(14,890)							4,634
Other comprehensive (loss) income	(1,388)			(1,174)														(1,174)		(214)
Reclassification of former net parent investment	0								282,564						(282,564)
Share-based compensation activity	34,323			34,323					34,142		181
Repurchase of shares	(181)			(181)							(181)
Dividends to noncontrolling interest	(3,338)																			(3,338)
Ending balance at Jan. 31, 2022	299,089			285,137			0		316,706		0		(14,890)		0			(16,679)		13,952
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(109,951)			(114,132)									(114,132)							4,181
Other comprehensive (loss) income	1,811			1,365														1,365		446
Share-based compensation activity	21,759			21,759					21,759
Dividends to noncontrolling interest	(2,934)																			(2,934)
Ending balance at Jan. 31, 2023	$ 209,774			$ 194,129			$ 0		$ 338,465		$ 0		$ (129,022)		$ 0			$ (15,314)		$ 15,645